Variable interest entities	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entities

23.	Variable interest entities

Sony has, from time to time, entered into various arrangements with VIEs. These arrangements include several joint ventures in the recorded music business, an equity investment in the music publishing business, the financing of film production and the outsourcing of manufacturing operations. In addition, Sony has entered into several accounts receivable sales programs that involve VIEs, which are described in Note 6. For the VIEs that are described below, it has been determined that Sony is the primary beneficiary and, accordingly, these VIEs are consolidated by Sony.

Sony’s U.S. subsidiary that is engaged in the recorded music business has entered into several joint ventures with companies involved in the production and creation of recorded music. Sony has reviewed these joint ventures and determined that they are VIEs. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance, as well as the obligation to absorb the losses of theses VIEs as Sony is responsible for providing funding to these VIEs, and in most cases absorbs all losses until the VIEs become profitable. As a result, it has been determined that Sony is the primary beneficiary. The assets of Sony are not available to settle the obligations of these VIEs. As of March 31, 2017, the total assets and liabilities for these VIEs, on an aggregate basis, were 28,446 million yen and 2,474 million yen, respectively.

VIEs in which Sony holds a significant variable interest, but is not the primary beneficiary are described as follows:

As described in Note 5, on June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”) which acquired EMI Music Publishing. In addition, DHP entered into an agreement with Sony’s U.S.-based music publishing subsidiary in which the subsidiary provides administration services to DHP (the “Administration Agreement”). DHP was determined to be a VIE as many of the decision making rights for the entity do not reside within the entity’s equity interests, but rather are embedded in the Administration Agreement. Under the terms of the Administration Agreement, the largest non-Sony shareholder has approval rights over decisions regarding the activities that most significantly impact DHP, including the acquisition and retention of copyrights and the licensing of songs. These approval rights result in Sony and the largest non-Sony shareholder sharing the power to direct the activities of DHP, and as such, Sony is not the primary beneficiary of the VIE. At March 31, 2017, the only amounts recorded on Sony’s consolidated balance sheet that relate to the VIE are Sony’s net investment of 184 million U.S. dollars and a net payable balance of 7 million U.S. dollars. Sony’s maximum exposure to losses as of March 31, 2017 is the aggregate amount recorded on its balance sheet of 177 million U.S. dollars.

Sony’s subsidiary in the Pictures segment entered into a distribution agreement with and made an investment in a production company that will develop, produce and finance feature-length motion pictures and television programming. The investment is accounted for under the cost method. The production company is a VIE as many of the decision making rights for the entity reside within the equity interests held by the management of the production company which are not at risk of economic loss. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities of the production company. Sony’s maximum exposure to losses as of March 31, 2017 is the amount of investment and the future funding commitments, which total 50 million U.S. dollars.

As described in Note 6, certain accounts receivable sales programs also involve VIEs. These VIEs are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.